Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations
The components of the income tax provision are as follows:

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2016	2015	2014
Current taxes:
Federal	$823	$551	$1,273
Foreign	327	306	337
State and local	153	109	155
Total current tax expense	1,303	966	1,765
Deferred tax expense (benefit):
Federal	(75)	114	(672)
Foreign	(14)	(1)	(98)
State and local	(37)	(66)	(83)
Total deferred tax expense (benefits)	(126)	47	(853)
Provision for income taxes	$1,177	$1,013	$912

Components of Income (Loss) before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2016	2015	2014
Domestic	$3,147	$2,698	$2,456
Foreign	1,578	1,537	1,107
Income before taxes	$4,725	$4,235	$3,563

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2016	2015
Depreciation and amortization	$2,694	$2,631
Lease financings	391	569
Pension obligation	184	155
Renewable energy investment	179	68
Equity investments	104	113
Employee benefits	(471)	(470)
Reserves not deducted for tax	(136)	(274)
Credit losses on loans	(100)	(102)
Securities valuation	(55)	156
Other assets	(101)	(109)
Other liabilities	162	42
Net deferred tax liability	$2,851	$2,779

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2016	2015	2014
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.6	0.6	1.3
Foreign operations	(5.6)	(6.6)	(3.0)
Tax credits	(2.2)	(1.4)	(0.8)
Tax-exempt income	(1.8)	(2.5)	(3.3)
Leverage lease adjustment	(0.9)	(1.3)	(1.1)
Carryback claim	—	—	(4.7)
Nondeductible litigation expense	—	—	2.1
Other – net	(1.2)	0.1	0.1
Effective tax rate	24.9%	23.9%	25.6%

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]

Unrecognized tax positions
(in millions)	2016	2015	2014
Beginning balance at Jan. 1, – gross	$649	$669	$866
Prior period tax positions:
Increases	8	13	58
Decreases	(40)	(21)	(257)
Current period tax positions	16	14	19
Settlements	(477)	(26)	(17)
Statute expiration	(10)	—	—
Ending balance at Dec. 31, – gross	$146	$649	$669